Commitments and Contingencies (Details Narrative) (USD $)	0 Months Ended																1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended
	Aug. 15, 2013	Aug. 01, 2013	Jul. 02, 2013	May 29, 2013	Apr. 08, 2013	Mar. 08, 2013	Mar. 04, 2013	Oct. 29, 2012	Oct. 18, 2012	Oct. 05, 2012	Aug. 15, 2012	May 09, 2012	Apr. 30, 2012	Jan. 23, 2012	Mar. 23, 2011	Jan. 26, 2011	Sep. 30, 2012	Dec. 15, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 13, 2012	Jun. 01, 2012	Mar. 08, 2013 Equity Issuance One During Period	Mar. 08, 2013 Equity Issuance Two During Period	Mar. 05, 2013 VP Operations and Customer Service	Mar. 05, 2013 CTO	Mar. 05, 2013 Comptroller	Aug. 15, 2013 CEO		Sep. 18, 2013 VP Marketing		Sep. 25, 2013 VP Innovation
Deferred Compensation Arrangements - Consulting Services
Consulting Services, cash compensation															$ 0				$ 1,331,541	$ 717,864
Consulting Services, warrants compensation								454,863							800,000
Exercise price		$ 1.00						$ 0.98		$ 0.99				$ 1.59	$ 0.625	$ 0.25													$ 1.00		$ 1.03		$ 1.11
Warrants, term		3 years						5 years							5 Years 0 Months
Terms of professional services agreement		On August 1, 2013, the Company entered into a professional services agreement. In connection with the agreement, the Company issued 150,000 warrants to purchase common stock at an exercise price of $1.00 per share with a term of 3 years in exchange for professional services. As of September 30, 2013, all warrants were exercisable. This agreement also requires the Company to pay $7,500 in cash per month for 12 months in exchange for sales and marketing services. The agreement terminates on July 31, 2014 but is cancellable after the first six months.		On May 29, 2013 the Company entered into a professional services agreement. The agreement requires the Company to pay $25,000 per month in exchange for marketing and advertising services. The agreement terminates on December 31, 2014 but is cancellable at any time.			On March 4, 2013, the Company amended the agreement so that each month is a fixed fee of $25,000 payable in $12,500 cash and $12,500 in restricted common stock. The addendum also waived all fees and other amounts exceeding $25,000 owed for November and Decemer 2012.	On October 29, 2012, the Company entered into a professional services agreement. In connection with the agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years in exchange for professional services. As of December 31, 2012, 227,433 of such warrants were exercisable. The agreement also call for certain incentives that if achieved call for the disbursement of $500,000 or more depending on the size of transaction as well as fees to arrange funding. See Note 7 for discussion of warrants.	On October 18, 2012, the Company entered into a professional services agreement. The agreement requires the Company to pay a monthly cash retainer of $12,500 to cover professional services provided by the service provider. Additionally, any service that exceeds the $12,500 retainer are to be paid through issuances of the Company’s common stock with a vesting schedule of six months from delivery date. At December 31, 2012, the Company has an accrued liability of $25,000, which is expected to be settled in shares of the Company's common stock.
Monthly cash retainer									12,500
Accrued liability																				25,000
Warrants exercisable																				227,433
Proceeds from Exercise of Warrants:
Proceeds from exercise of warrant												500,000								500,000
Date of Warrant Exercised												May 09, 2012			May 09, 2012					May 09, 2012
Price per share on warrants exercised												$ 0.625
Stock Issued During Period - Officer Compensation
Options grants to principal		150,000						454,863		1,010,000	960,000		100,000	533,000	800,000	384,000				533,000									1,493,449		125,000		150,000
Options vested										510,982	563,333		25,000	394,625		54,736
Options forfeited											396,667		75,000
Officer's Compensation
Description of Employment Agreement																							Effective June 1, 2012, Mr. Harrison's Employment Agreement provides for a base salary of $100,000 plus a quarterly, performance-based bonus.
Base salary of Chief Executive Officer																	0
Termination of Verbal Employment Agreement with prior CEO											On August 15, 2012, Richard T. Harrison resigned as the chief executive officer and all other positions he held with the registrant.											100,000
Severance Due Former Chief Executive Officer																		33,333
Exercise price		$ 1.00						$ 0.98		$ 0.99				$ 1.59	$ 0.625	$ 0.25													$ 1.00		$ 1.03		$ 1.11
Warrants, term		3 years						5 years							5 Years 0 Months
Terms of professional services agreement		On August 1, 2013, the Company entered into a professional services agreement. In connection with the agreement, the Company issued 150,000 warrants to purchase common stock at an exercise price of $1.00 per share with a term of 3 years in exchange for professional services. As of September 30, 2013, all warrants were exercisable. This agreement also requires the Company to pay $7,500 in cash per month for 12 months in exchange for sales and marketing services. The agreement terminates on July 31, 2014 but is cancellable after the first six months.		On May 29, 2013 the Company entered into a professional services agreement. The agreement requires the Company to pay $25,000 per month in exchange for marketing and advertising services. The agreement terminates on December 31, 2014 but is cancellable at any time.			On March 4, 2013, the Company amended the agreement so that each month is a fixed fee of $25,000 payable in $12,500 cash and $12,500 in restricted common stock. The addendum also waived all fees and other amounts exceeding $25,000 owed for November and Decemer 2012.	On October 29, 2012, the Company entered into a professional services agreement. In connection with the agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years in exchange for professional services. As of December 31, 2012, 227,433 of such warrants were exercisable. The agreement also call for certain incentives that if achieved call for the disbursement of $500,000 or more depending on the size of transaction as well as fees to arrange funding. See Note 7 for discussion of warrants.	On October 18, 2012, the Company entered into a professional services agreement. The agreement requires the Company to pay a monthly cash retainer of $12,500 to cover professional services provided by the service provider. Additionally, any service that exceeds the $12,500 retainer are to be paid through issuances of the Company’s common stock with a vesting schedule of six months from delivery date. At December 31, 2012, the Company has an accrued liability of $25,000, which is expected to be settled in shares of the Company's common stock.
Cash payment due per agreement, monthly		7,500		25,000			12,500
Monthly stock issuance due per agreement, value							12,500
Agreement termination date		2014-07-14		2014-12-31			2013-07-01
Accrued liability																				25,000
Warrants exercisable																				227,433
Shares issued for services rendered, shares	4,956		70,414		8,880	63,868																		18,868	45,000
Shares issued for services rendered, amount			75,000																		2,850			25,000	55,800
Shares issued for services, price per share																									$ 1.24
Officer yearly base salary																										$ 38,400	$ 36,000	$ 50,000	$ 180,000		$ 110,000		$ 70,000
Vesting period										4 years				4 years		4 years			3 years 10 months 20 days										4 years	[1]	4 years	[2]	4 years	[3]
Expiration date																													Aug. 14, 2023		Sep. 17, 2023		Sep. 24, 2023

[1]	The options vest monthly over a four year period in equal installments of 31,113 shares per month beginning August 15, 2013, except that during the final month of vesting 31,138 shares shall vest.
[2]	The options vest over a period of four years with 25% of the option shares vesting on September 18, 2014 and the remaining 75% of the option shares vest on an equal monthly basis thereafter.
[3]	The options vest in two tranches as follows: (i) 75,000 shares vest over a period of four years following the commencement of part-time employment (the "Initial Option shares") whereby 25% of the Initial Option Shares will vest on September 25, 2014 and the remaining 75% of the Initial Option Shares vest on a monthly basis thereafter; (ii) and 75,000 shares vest over the four years following the commencement of full time employment, if that event occurs (the "Second Option Shares"), whereby 25% of the Second Option Shares vest on the first anniversary of the date of the start of full time employment and the remaining 75% of the Second Option Shares vest on a monthly basis thereafter.